DERIVATIVE INSTRUMENTS (Details 4) - Millburn Multi Markets Trading L P [Member] - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Offsetting Assets [Line Items]
Gross amounts of recognized assets		$ 29,948,423		$ 24,975,473
Gross amounts offset in the Statement of Financial Condition		(14,917,230)		(22,830,016)
Net amounts of assets presented in the Statement of Financial Condition		15,031,193		2,145,457
Collateral Received	[1],[2]	(13,351,055)		(2,145,457)
Net Amount		$ 1,680,138	[3]
Collateral disclosed as a percentage of net assets, maximum allowed		100.00%		100.00%
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		$ 24,419,766		$ 24,975,473
Gross amounts offset in the Statement of Financial Condition		(11,068,711)		(22,830,016)
Net amounts of assets presented in the Statement of Financial Condition		13,351,055		2,145,457
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		1,392,080		816,611
Collateral Received	[1],[2]	(1,392,080)		(816,611)
Net Amount					[4]
Counterparty C [Member] | Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		3,628,567		8,020,778
Gross amounts offset in the Statement of Financial Condition		(2,236,487)		(7,204,167)
Net amounts of assets presented in the Statement of Financial Condition		1,392,080		816,611
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		8,983,653		1,328,846
Collateral Received	[1],[2]	(8,983,653)		(1,328,846)
Net Amount					[4]
Counterparty I [Member] | Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		16,443,433		16,954,695
Gross amounts offset in the Statement of Financial Condition		(7,459,780)		(15,625,849)
Net amounts of assets presented in the Statement of Financial Condition		8,983,653		$ 1,328,846
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		2,975,322
Collateral Received	[1],[2]	(2,975,322)
Net Amount
Counterparty J [Member] | Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		4,347,766
Gross amounts offset in the Statement of Financial Condition		(1,372,444)
Net amounts of assets presented in the Statement of Financial Condition		2,975,322
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		1,680,138
Collateral Received	[1],[2]
Net Amount		1,680,138
Counterparty G [Member] | Forward Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		5,528,657
Gross amounts offset in the Statement of Financial Condition		(3,848,519)
Net amounts of assets presented in the Statement of Financial Condition		$ 1,680,138

[1]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
[2]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
[3]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.
[4]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.